INCOME TAXES INCOME TAXES- Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Income before income tax
U.S. operations	$ 614	$ 858	$ 876
Non-U.S. operations	725	646	484
Income before taxes	1,339	1,504	1,360
Provision (benefit) for income taxes
U.S. federal taxes - current	117	173	122
U.S. federal taxes - deferred	(84)	(28)	(1)
Non-U.S. taxes - current	26	47	(3)
Non-U.S. taxes - deferred	38	35	14
State taxes, net of federal benefit - current	12	22	17
State taxes, net of federal benefit - deferred	(10)	1	1
Provision for income taxes	$ 99	$ 250	$ 150